Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income	$ 17,278,404	$ 14,119,814
Adjustments to reconcile net income to net cash provided by operating activities
Share-based compensation expenses	21,330
Depreciation	37,448	39,415
Amortization	4,003
Loss/ (Gain) on disposal of property and equipment	58	(12,971)
Deferred tax benefit	(662,741)	(274,924)
Provisions for loan losses	4,650,887	2,166,110
Changes in operating assets and liabilities:
Interest and fee receivable	(465,901)	(79,061)
Other assets	(413,772)	(72,426)
Taxes payable	(30,601)	(764,741)
Other liabilities	3,009,560	820,988
Net Cash Provided by Operating Activities	23,428,675	15,942,204
Cash Flows from Investing Activities:
Originated loans disbursement	(331,721,346)	(237,371,565)
Repayment of loans from customers	307,589,717	212,716,218
Purchase of property and equipment	(16,341)	(156,847)
Purchase of investment		(4,013,614)
Purchase of intangible asset	(61,993)
Proceeds from sales of property and equipment		28,898
Proceeds from disposal of loans receivable to a related party		6,737,574
Net Cash Used in Investing Activities	(24,209,963)	(22,059,336)
Cash Flows from Financing Activities:
Cash acquired from reverse merger	6,083,009
Proceeds from issuing ordinary shares		1
Proceeds from short-term bank borrowings	13,997,380	5,619,060
Repayment of short-term bank borrowings	(6,020,378)	(12,843,565)
Proceeds from secured loan		25,783,457
Repayment of secured loan	(9,150,975)	(15,942,076)
Proceeds from loans from a cost investment investee	15,050,946	16,054,457
Repayment from loans from a cost investment investee	(15,050,946)
Proceeds from a related party	1,615,903
Payment of dividends	(7,795,182)	(5,647,881)
Net Cash (Used in) / Provided by Financing Activities	(1,270,243)	13,023,453
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(184,482)	(289,852)
Net (Decrease) / Increase in Cash and Cash Equivalents	(2,236,013)	6,616,469
Cash and Cash Equivalents at Beginning of Period	6,732,601	116,132
Cash and Cash Equivalents at End of Period	4,496,588	6,732,601
Supplemental Cash Flow Information
Cash paid for interest expense	5,136,312	3,846,128
Cash paid for income tax	$ 3,624,437	$ 3,648,094